Cover	Aug. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-41397
Entity Registrant Name	EMBRACE CHANGE ACQUISITION CORP.
Entity Central Index Key	0001869601
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5186 Carroll Canyon Rd
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	688-4965
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share of par value $0.0001, one Warrant and one Right
Title of 12(b) Security	Units, each consisting of one Ordinary Share of par value $0.0001, one Warrant and one Right
Trading Symbol	EMCGU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	EMCG
Security Exchange Name	NASDAQ
Warrants included as part of the Units
Title of 12(b) Security	Warrants included as part of the Units
Trading Symbol	EMCGW
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	EMCGR
Security Exchange Name	NASDAQ